                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003

Check Here if Amendment / /; Amendment Number:
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
   Address:      865 South Figueroa Street, Suite 700
                 Los Angeles, CA 90017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Managing Director
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

   /s/ Kashif F. Sheikh               Los Angeles, CA        5/8/2003
   -------------------------------   -----------------       --------
           [Signature]                 [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                          Title of               Value               Investment   Other     Voting
Name of Issuer                             Class       Cusip    (x$1000)    Shares   Discretion  Managers  Authority
--------------------------              -----------  ---------  --------  ---------  ----------  --------  ---------

AIRTRAN HOLDINGS INC                    Common       00949P108    13,876  2,040,600      Sole       None     Sole
ALLERGAN INC                            Common       018490102     3,479     51,000      Sole       None     Sole
ALTERA CORP                             Common       021441100       605     44,700      Sole       None     Sole
AMAZON COM INC                          Common       023135106     2,636    101,250      Sole       None     Sole
APEX MORTGAGE CAPITAL                   Common       037564101       311     51,666      Sole       None     Sole
BOEING CO                               Common       097023105     3,932    156,900      Sole       None     Sole
COMPUGEN LTD                            Common       M25722105       221    122,825      Sole       None     Sole
CSX CORP                                Common       126408103       821     28,800      Sole       None     Sole
DELL COMPUTER CORP                      Common       247025109     5,640    206,500      Sole       None     Sole
DELPHI FINANCIAL GROUP, INC             Common       247131105    17,375    443,704      Sole       None     Sole
EDISON SCHOOLS INC                      Common       281033100       316    350,800      Sole       None     Sole
EXELIXIS INC                            Common       30161Q104       972    146,100      Sole       None     Sole
FLEXTRONICS INTL LTD                    Common       Y2573F102     4,805    551,000      Sole       None     Sole
FREEPORT MCMORAN COPPER & GOLD CL B     Common       35671D857     1,799    105,540      Sole       None     Sole
FUELCELL ENERGY INC                     Common       35952H106       894    177,000      Sole       None     Sole
HILTON HOTELS CORP                      Common       432848109     8,951    771,000      Sole       None     Sole
INTERNATIONAL BUSINESS MACHINES         Common       459200101     3,451     44,000      Sole       None     Sole
IMPAX LABORATORIES INC                  Common       45256B101     1,041    231,800      Sole       None     Sole
INTEGRATED DEFENSE TECHNOLOGY           Common       45819B101       923     65,100      Sole       None     Sole
INTEL CORP                              Common       458140100     3,256    200,000      Sole       None     Sole
INVESTORS FINANCIAL SERVICES CORP       Common       461915100    87,120  3,580,764      Sole       None     Sole
JOHNSON & JOHNSON                       Common       478160104       839     14,500      Sole       None     Sole
LOCKHEED MARTIN CORP                    Common       539830109    12,962    272,600      Sole       None     Sole
MCMORAN EXPLORATION  CO                 Common       582411104       154     12,895      Sole       None     Sole
NOKIA CORP                           Sponsored ADR   654902204       172     12,300      Sole       None     Sole
OCULAR SCIENCES INC                     Common       675744106     1,251     90,000      Sole       None     Sole
PHARMACEUTICAL RESOURCES INC            Common       717125108       357      8,400      Sole       None     Sole
PROBUSINESS SERVICES INC                Common       742674104     7,864    590,367      Sole       None     Sole
RF MICRODEVICES INC                     Common       749941100       254     42,300      Sole       None     Sole
SEI INVESTMENTS CO                      Common       784117103     2,476     94,500      Sole       None     Sole
SOUTHWEST AIRLINES CO                   Common       844741108       527     36,700      Sole       None     Sole
STRATUS PROPERTIES INC                  Common       863167201       743     92,755      Sole       None     Sole
SYBASE INC                              Common       871130100       275     21,100      Sole       None     Sole
SYNTROLEUM CORP                         Common       871630109    17,371  6,759,304      Sole       None     Sole
TIFFANY & CO                            Common       886547108       553     22,100      Sole       None     Sole
UNITEDHEALTH GROUP INC                  Common       91324P102     2,654     29,000      Sole       None     Sole
WILLIS GROUP HOLDINGS LTD               Shares       G96655108       277     10,000      Sole       None     Sole
XTO ENERGY CORP                         Common       98385X106       301     15,866      Sole       None     Sole

                                                                --------
                                                                 211,454
                                                                --------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      NONE

Form 13F Information Table Entry Total:                   38

Form 13F Information Table Value Total:              211,454
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------

    [Repeat as necessary.]